NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2019
NET LOSS PER SHARE
NET INCOME (LOSS) PER SHARE

14.          NET LOSS PER SHARE

The calculation of the net loss per share is as follows:

	For the years ended December 31,
	2017	2018	2019

Numerator:
Net loss attributable to AirNet Technology Inc.'s ordinary shareholders	$(156,476)	$(90,097)	$(31,477)

Denominator:
Weighted average ordinary shares outstanding used in computing net loss per ordinary share
Basic and diluted	125,629,779	125,653,175	125,664,777
Weighted average shares used in calculating loss per ADS
Basic and diluted	12,562,978	12,565,318	12,566,478

Net loss per ordinary share
Basic and diluted	$(1.25)	$(0.72)	$(0.25)

Net loss per ADS (i)
Basic and diluted	$(12.46)	$(7.17)	$(2.50)
(i)

On March 29, 2019, AirNet Technology Inc., JPMorgan Chase Bank, as depositary, and all holders from time to time of American Depositary Shares entered into Amended and Restated Deposit Agreement to combine original 5 ADSs to 1 ADSs. After the agreement is executed, 1 ADS amounted to $0.01 par value represents 10 ordinary shares amounted to 0.001 per share par value. The Group presents net loss attributable to AirNet Technology Inc.’s ordinary shareholders per ADS by retrospectively adjusting to all periods presented.